Leases - Schedule of Amounts Recognized in Consolidated Balance Sheets as Right-of-use Assets (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book amount. Beginning balance	¥ 22,821
Additions	3,451
Depreciation	(918)
Net book amount, Ending balance	25,354	$ 3,778
Cost	28,342
Accumulated deprecation	(2,988)
Net Book value	25,354
Land use Rights
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book amount. Beginning balance	21,987
Depreciation	(222)
Net book amount, Ending balance	21,765
Cost	22,284
Accumulated deprecation	(519)
Net Book value	21,765
Office Rent
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Net book amount. Beginning balance	834
Additions	3,451
Depreciation	(696)
Net book amount, Ending balance	3,589
Cost	6,058
Accumulated deprecation	(2,469)
Net Book value	¥ 3,589